Climate change (Details 2)	12 Months Ended
Dec. 31, 2025
FPSO P- 78 [Member]
IfrsStatementLineItems [Line Items]
Start of operations	2025
FPSO P- 79 [Member]
IfrsStatementLineItems [Line Items]
Start of operations	2026
FPSO P- 82 [Member]
IfrsStatementLineItems [Line Items]
Start of operations	2027
FPSO P- 84 [Member]
IfrsStatementLineItems [Line Items]
Start of operations	2029
FPSO P- 85 [Member]
IfrsStatementLineItems [Line Items]
Start of operations	2030
Buzios [Member]
IfrsStatementLineItems [Line Items]
Petrobras interest	89.00%
Atapu [Member]
IfrsStatementLineItems [Line Items]
Petrobras interest	66.00%
Sepia [Member]
IfrsStatementLineItems [Line Items]
Petrobras interest	55.00%